[LOGO] FIRST AMERICAN FUNDS(TM)             DECEMBER 1, 2002
                                            (AS AMENDED MARCH 14, 2003)




                                            PROSPECTUS
                                            FIRST AMERICAN STRATEGY FUNDS, INC.

                                            ASSET CLASS - ASSET ALLOCATION FUNDS




                        ASSET ALLOCATION
                                   FUNDS
    Class A, Class B, and Class C Shares

                                             Strategy Aggressive Allocation Fund
                                             Strategy Growth Allocation Fund
                                             Strategy Growth & Income
                                               Allocation Fund
                                             Strategy Income Allocation Fund










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS




          FUND SUMMARIES
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            Objectives and Main Investment Strategies                    2
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            Main Risks                                                   4
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            Fund Performance                                             5
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            Fees and Expenses                                            8
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          POLICIES & SERVICES
--------------------------------------------------------------------------------
            Buying Shares                                               12
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            Selling Shares                                              16
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            Managing Your Investment                                    18
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          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
            Management                                                  19
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            More About The Funds                                        21
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            The Underlying Funds                                        22
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            Financial Highlights                                        37
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          FOR MORE INFORMATION                                  Back Cover
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

FUND SUMMARIES

INTRODUCTION




This section of the prospectus describes the objectives of the First American Strategy Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.




                            1 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

OBJECTIVES AND MAIN INVESTMENT STRATEGIES

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds' investment advisor.

--------------------------------------------------------------------------------
OBJECTIVES

STRATEGY AGGRESSIVE ALLOCATION FUND seeks a high level of capital growth.

STRATEGY GROWTH ALLOCATION FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH & INCOME ALLOCATION FUND seeks both capital growth and current income.

STRATEGY INCOME ALLOCATION FUND seeks a high level of current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Asset Allocation Funds invest include the fifteen equity funds and two fixed income funds named in the table on the following page and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The table on the following page illustrates these ranges, expressed as percentages of the funds' net assets.





                            2 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

OBJECTIVES AND MAIN INVESTMENT STRATEGIES CONTINUED

                                             Strategy             Strategy              Strategy              Strategy
                                            Aggressive        Growth Allocation      Growth & Income      Income Allocation
                                         Allocation Fund            Fund             Allocation Fund            Fund
----------------------------------------------------------------------------------------------------------------------------
                                          MIN        MAX        MIN        MAX        MIN        MAX        MIN        MAX
----------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE                    60%       100%        50%        90%        35%        75%        15%        50%
Equity Income Fund                          0%        15%         0%        25%         0%        35%         0%        45%
Equity Index Fund                           0%        80%         0%        75%         0%        60%         0%        50%
Large Cap Growth Opportunities Fund         0%        50%         0%        45%         0%        40%         0%        25%
Large Cap Select Fund                       0%        70%         0%        65%         0%        55%         0%        35%
Large Cap Value Fund                        0%        50%         0%        45%         0%        40%         0%        25%
Mid Cap Growth Opportunities Fund           0%        40%         0%        30%         0%        20%         0%        10%
Mid Cap Index Fund                          0%        60%         0%        45%         0%        30%         0%        20%
Mid Cap Value Fund                          0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Growth Opportunities Fund         0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Index Fund                        0%        50%         0%        40%         0%        25%         0%        15%
Small Cap Select Fund                       0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Value Fund                        0%        40%         0%        30%         0%        20%         0%        10%
Real Estate Securities Fund                 0%        20%         0%        20%         0%        20%         0%        20%
Technology Fund                             0%        15%         -          -          -          -          -          -
International Fund                          0%        35%         0%        30%         0%        25%         0%        15%

FIXED INCOME FUNDS AS A WHOLE               0%        40%         0%        50%        25%        65%        50%        85%
Core Bond Fund                              0%        40%         0%        50%        10%        65%        25%        85%
High Income Bond Fund                       0%        20%         0%        20%         0%        20%         0%        25%

PRIME OBLIGATIONS FUND                      0%        35%         0%        35%         0%        35%         0%        35%
----------------------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.




                            3 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT

Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

ADDITIONAL EXPENSES

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fund Summaries - Fees and Expenses."

Risks Associated with the Underlying Funds
The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under "The Underlying Funds," include:

o The underlying funds (other than Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

o Small Cap Growth Opportunities Fund, Small Cap Value Fund, International Fund, Small Cap Select Fund, and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

o Mid Cap Growth Opportunities Fund, Small Cap Select Small Cap Growth Opportunities Fund, and Technology Fund invest in initial public offerings
     (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

o Mid Cap Growth Opportunities Fund, Mid Cap Index Fund, and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

o Real Estate Securities Fund and Technology Fund are subject to risks associated with non-diversification and with concentrating their investments in the real estate industry and technology industry, respectively, and with respect to Real Estate Securities Fund, the risks associated with direct investments in real estate investment trusts.

o International Fund is subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where the fund may invest up to 15% of its assets. The fund is also subject to the risks of entering into foreign currency hedging transactions.

o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

o Each fund, except for Prime Obligations Fund, will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by each fund's advisor when entering into the derivative instrument.

o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

o Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

o High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

o Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

POSSIBLE CONFLICTS OF INTEREST

The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.

                            4 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, each fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar charts are intended to show you how performance of each fund's Class A shares has varied from year to year. However, because Class A shares of the fund were first offered in 2001, only one calendar year of performance information is available. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The tables compare each fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

STRATEGY AGGRESSIVE ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

-19.22%
--------
 2002

Best Quarter:
Quarter ending   December 31, 2001      10.85%
Worst Quarter:
Quarter ending   September 30, 2002    (15.58)%

AVERAGE ANNUAL TOTAL RETURNS                                              Inception       One        Since
AS OF 12/31/02                                                                 Date      Year    Inception
------------------------------------------------------------------------------------------------------------
Strategy Aggressive Allocation Fund
------------------------------------------------------------------------------------------------------------
Class A (return before taxes)                                               9/24/01    (23.67)%     (10.06)%
------------------------------------------------------------------------------------------------------------
Class A (return after taxes on distributions)                                          (23.88)%     (10.71)%
------------------------------------------------------------------------------------------------------------
Class A (return after taxes on distributions and sale of fund shares)                  (14.52)%     (8.09)%
------------------------------------------------------------------------------------------------------------
Class B (return before taxes)                                               9/24/01    (23.89)%     (10.34)%
------------------------------------------------------------------------------------------------------------
Class C (return before taxes)                                               9/24/01    (21.35)%     ( 8.08)%
------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                   (22.10)%     (11.19)%
------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                    11.04%        8.79%
------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

                            5 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

FUND PERFORMANCE CONTINUED

STRATEGY GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

-15.64%
--------
 2002

Best Quarter:
Quarter ending   December 31, 2001       8.92%
Worst Quarter:
Quarter ending   September 30, 2002    (12.57)%

AVERAGE ANNUAL TOTAL RETURNS                                              Inception       One        Since
AS OF 12/31/02                                                                 Date      Year    Inception
------------------------------------------------------------------------------------------------------------
Strategy Growth Allocation Fund
------------------------------------------------------------------------------------------------------------
Class A (return before taxes)                                               9/24/01    (20.30)%      (8.60)%
------------------------------------------------------------------------------------------------------------
Class A (return after taxes on distributions)                                          (20.77)%      (9.74)%
------------------------------------------------------------------------------------------------------------
Class A (return after taxes on distributions and sale of fund shares)                  (12.44)%      (7.07)%
------------------------------------------------------------------------------------------------------------
Class B (return before taxes)                                               9/24/01    (20.44)%      (8.74)%
------------------------------------------------------------------------------------------------------------
Class C (return before taxes)                                               9/24/01    (17.93)%      (6.59)%
------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                   (22.10)%     (11.19)%
------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                    11.04%        8.79%
------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.


STRATEGY GROWTH & INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

-11.56%
--------
 2002

Best Quarter:
Quarter ending   December 31, 2001      7.02%
Worst Quarter:
Quarter ending   September 30, 2002    (9.47)%

AVERAGE ANNUAL TOTAL RETURNS                                              Inception       One        Since
AS OF 12/31/02                                                                 Date      Year    Inception
------------------------------------------------------------------------------------------------------------
Strategy Growth & Income Allocation Fund
------------------------------------------------------------------------------------------------------------
Class A (return before taxes)                                               9/24/01    (16.43)%      (6.77)%
------------------------------------------------------------------------------------------------------------
Class A (return after taxes on distributions)                                          (17.18)%      (8.12)%
------------------------------------------------------------------------------------------------------------
Class A (return after taxes on distributions and sale of fund shares)                  (10.07)%      (5.75)%
------------------------------------------------------------------------------------------------------------
Class B (return before taxes)                                               9/24/01    (16.46)%      (6.73)%
------------------------------------------------------------------------------------------------------------
Class C (return before taxes)                                               9/24/01    (13.93)%      (4.73)%
------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                   (22.10)%     (11.19)%
------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                    11.04%        8.79%
------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

                            6 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

FUND PERFORMANCE CONTINUED

STRATEGY INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

-1.88%
-------
 2002

Best Quarter:
Quarter ending   December 31, 2002      3.92%
Worst Quarter:
Quarter ending   September 30, 2002    (3.81)%

AVERAGE ANNUAL TOTAL RETURNS                                              Inception       One        Since
AS OF 12/31/02                                                                 Date      Year    Inception
------------------------------------------------------------------------------------------------------------
Strategy Income Allocation Fund
------------------------------------------------------------------------------------------------------------
Class A (return before taxes)                                               9/24/01     (7.27)%      (2.36)%
------------------------------------------------------------------------------------------------------------
Class A (return after taxes on distributions)                                           (8.62)%      (3.92)%
------------------------------------------------------------------------------------------------------------
Class A (return after taxes on distributions and sale of fund shares)                   (4.46)%      (2.63)%
------------------------------------------------------------------------------------------------------------
Class B (return before taxes)                                               9/24/01     (7.43)%      (2.55)%
------------------------------------------------------------------------------------------------------------
Class C (return before taxes)                                               9/24/01     (4.53)%      (0.19)%
------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                   (22.10)%     (11.19)%
------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                    11.04%        8.79%
------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

                            7 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses. Annual fund operating expenses are based on each fund's most recently completed fiscal year.(1)

                                                                                                   Strategy
                                                                     Strategy       Strategy       Growth &      Strategy
                                                                   Aggressive         Growth         Income        Income
                                                                   Allocation     Allocation     Allocation    Allocation
CLASS A SHARES                                                           Fund           Fund           Fund          Fund
-------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        5.50%          5.50%          5.50%         5.50%
 (AS A PERCENTAGE OF OFFERING PRICE)(2)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None           None           None          None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS)(3)
 ANNUAL MAINTENANCE FEE(4)                                               $ 50           $ 50           $ 50          $ 50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                         0.25%          0.25%          0.25%         0.25%
 Distribution and Service (12b-1) Fees                                   0.25%          0.25%          0.25%         0.25%
 Other Expenses                                                          0.45%          0.38%          0.33%         0.54%
 Total Annual Fund Operating Expenses                                    0.95%          0.88%          0.83%         1.04%
-------------------------------------------------------------------------------------------------------------------------
(1) Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor.
The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                (0.55)%        (0.48)%        (0.43)%       (0.64)%
 NET EXPENSES (AFTER WAIVERS)                                            0.40%          0.40%          0.40%         0.40%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 0.40% FOR CLASS A SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4) Each fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

                                                                                                  Strategy
                                                                    Strategy       Strategy       Growth &      Strategy
                                                                  Aggressive         Growth         Income        Income
                                                                  Allocation     Allocation     Allocation    Allocation
CLASS B SHARES                                                          Fund           Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None           None           None           None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                           5.00%          5.00%          5.00%          5.00%
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(2)                                      $ 50           $ 50           $ 50           $ 50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                0.25%          0.25%          0.25%          0.25%
 Distribution and Service (12b-1) Fees                          1.00%          1.00%          1.00%          1.00%
 Other Expenses                                                 0.45%          0.38%          0.33%          0.54%
 Total Annual Fund Operating Expenses                           1.70%          1.63%          1.58%          1.79%
------------------------------------------------------------------------------------------------------------------------
(1)Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                       (0.55)%        (0.48)%        (0.43)%        (0.64)%
 NET EXPENSES (AFTER WAIVERS)                                   1.15%          1.15%          1.15%          1.15%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 1.15% FOR CLASS B SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Each fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."



                            8 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

FEES AND EXPENSES CONTINUED

                                                                                          Strategy
                                                            Strategy       Strategy       Growth &      Strategy
                                                          Aggressive         Growth         Income        Income
                                                          Allocation     Allocation     Allocation    Allocation
CLASS C SHARES                                                  Fund           Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                    2.00%          2.00%          2.00%          2.00%
   MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             1.00%          1.00%          1.00%          1.00%
   (AS A PERCENTAGE OF OFFERING PRICE)
   MAXIMUM DEFERRED SALES CHARGE (LOAD)                         1.00%          1.00%          1.00%          1.00%
   (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
   REDEMPTION PROCEEDS, WHICHEVER IS LESS)
 ANNUAL MAINTENANCE FEE(2)                                      $ 50           $ 50           $ 50           $ 50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are decucted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------
 Management Fees                                                0.25%          0.25%          0.25%          0.25%
 Distribution and Service (12b-1) Fees                          1.00%          1.00%          1.00%          1.00%
 Other Expenses                                                 0.45%          0.38%          0.33%          0.54%
 Total Annual Fund Operating Expenses                           1.70%          1.63%          1.58%          1.79%
------------------------------------------------------------------------------------------------------------------
(1)Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2002, were:
 WAIVER OF FUND EXPENSES                                       (0.55)%        (0.48)%        (0.43)%        (0.64)%
 NET EXPENSES (AFTER WAIVERS)                                   1.15%          1.15%          1.15%          1.15%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 1.15% FOR CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Each fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on page 11.

                                                                                      Strategy
                                                Strategy           Strategy           Growth &          Strategy
RANGES OF COMBINED DIRECT                     Aggressive             Growth             Income            Income
AND INDIRECT EXPENSE RATIOS                   Allocation         Allocation         Allocation        Allocation
as a percentage of average net assets(1)            Fund               Fund               Fund              Fund
------------------------------------------------------------------------------------------------------------------
Class A Shares                             1.49% to 2.48%     1.42% to 2.28%     1.42% to 2.12%     1.69% to 2.20%
------------------------------------------------------------------------------------------------------------------
Class B Shares                             2.24% to 3.23%     2.17% to 3.03%     2.17% to 2.87%     2.44% to 2.95%
------------------------------------------------------------------------------------------------------------------
Class C Shares                             2.24% to 3.23%     2.17% to 3.03%     2.17% to 2.87%     2.44% to 2.95%
------------------------------------------------------------------------------------------------------------------

(1)The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on page 11. In addition, the funds' advisor intends to waive fees during the current fiscal year so that total operating expenses for each fund do not exceed 0.40%, 1.15% and 1.15%, respectively, for Class A, Class B, and Class C shares. Taking these waivers into account, the ranges of combined direct and indirect expense ratios would be 0.79% to 1.79% for Strategy Aggressive Allocation Fund Class A shares, 1.54% to 2.54% for Strategy Aggressive Allocation Fund Class B and Class C shares, 0.80% to 1.68% for Strategy Growth Allocation Fund Class A shares, 1.55% to 2.43% for Strategy Growth Allocation Fund Class B and Class C shares, 0.87% to 1.55% for Strategy Growth & Income Allocation Fund Class A shares, 1.62% to 2.30% for Strategy Growth & Income Allocation Fund Class B and Class C shares, 0.94% to 1.38% for Strategy Income Allocation Fund Class A shares, and 1.69% to 2.13% for Strategy Income Allocation Fund Class B and Class C shares. Waivers may be discontinued at any time.


                            9 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

FEES AND EXPENSES CONTINUED

 ------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                       Class B assuming     Class B assuming no        Class C assuming    Class C assuming no
STRATEGY AGGRESSIVE                redemption at end of    redemption at end of    redemption at end of   redemption at end of
ALLOCATION FUND         Class A             each period             each period             each period            each period
------------------------------------------------------------------------------------------------------------------------------
   1 year                $  740                  $  776                  $  276                  $  473                 $  373
   3 years               $1,137                  $1,248                  $  848                  $  939                 $  939
   5 years               $1,559                  $1,645                  $1,445                  $1,531                 $1,531
  10 years               $2,730                  $2,878                  $2,878                  $3,131                 $3,131


                                       Class B assuming     Class B assuming no        Class C assuming    Class C assuming no
STRATEGY GROWTH                    redemption at end of    redemption at end of    redemption at end of   redemption at end of
ALLOCATION FUND         Class A             each period             each period             each period            each period
----------------------------------------------------------------------------------------------------------------------------------
   1 year                $  728                  $  763                  $  263                  $  460                 $  360
   3 years               $1,100                  $1,208                  $  808                  $  900                 $  900
   5 years               $1,496                  $1,580                  $1,380                  $1,466                 $1,466
  10 years               $2,600                  $2,749                  $2,749                  $3,005                 $3,005


STRATEGY GROWTH &                      Class B assuming     Class B assuming no        Class C assuming    Class C assuming no
INCOME                             redemption at end of    redemption at end of    redemption at end of   redemption at end of
ALLOCATION FUND         Class A             each period             each period             each period            each period
----------------------------------------------------------------------------------------------------------------------------------
   1 year                $  720                  $  755                  $  255                  $  453                 $  353
   3 years               $1,077                  $1,185                  $  785                  $  878                 $  878
   5 years               $1,458                  $1,542                  $1,342                  $1,429                 $1,429
  10 years               $2,523                  $2,672                  $2,672                  $2,930                 $2,930


                                       Class B assuming     Class B assuming no        Class C assuming    Class C assuming no
STRATEGY INCOME                    redemption at end of    redemption at end of    redemption at end of   redemption at end of
ALLOCATION FUND        Class A              each period             each period             each period            each period
----------------------------------------------------------------------------------------------------------------------------------
   1 year               $  737                   $  773                  $  273                  $  470                 $  370
   3 years              $1,127                   $1,237                  $  837                  $  929                 $  929
   5 years              $1,542                   $1,628                  $1,428                  $1,513                 $1,513
  10 years              $2,695                   $2,843                  $2,843                  $3,097                 $3,097



                           10 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

FUND SUMMARIES

FEES AND EXPENSES CONTINUED

UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2002.(1)

Underlying Fund                                                    Expense Ratio
--------------------------------------------------------------------------------
Equity Income Fund                                                     0.95%
Equity Index Fund                                                      0.55%
Large Cap Growth Opportunities Fund                                    0.97%
Large Cap Select Fund                                                  1.00%
Large Cap Value Fund                                                   0.95%
Mid Cap Growth Opportunities Fund                                      1.01%
Mid Cap Index Fund                                                     0.58%
Mid Cap Value Fund                                                     1.01%
Small Cap Growth Opportunities Fund                                    1.72%
Small Cap Index Fund                                                   0.84%
Small Cap Select Fund                                                  1.00%
Small Cap Value Fund                                                   1.01%
Real Estate Securities Fund                                            1.07%
Technology Fund                                                        1.45%
International Fund                                                     1.41%
Core Bond Fund                                                         0.78%
High Income Bond Fund                                                  1.27%
Prime Obligations Fund                                                 0.51%

(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.90%; Equity Index Fund, 0.37%; Large Cap Growth Opportunities Fund, 0.90%; Large Cap Select Fund, 0.90%; Large Cap Value Fund, 0.90%; Mid Cap Growth Opportunities Fund, 0.95%; Mid Cap Index Fund, 0.50%; Mid Cap Value Fund, 0.95%; Small Cap Growth Opportunities Fund, 1.68%; Small Cap Index Fund, 0.68%; Small Cap Select Fund, 0.96%; Small Cap Value Fund, 0.98%; Real Estate Securities Fund, 0.98%; Technology Fund, 0.98%; International Fund, 1.35%; Core Bond Fund, 0.70%; High Income Bond Fund, 0.75%; and Prime Obligations Fund, 0.48%. Fee waivers may be discontinued at any time, except in the case of Prime Obligations Fund, for which there is a contractual fee waiver in place until September 30, 2003.




                           11 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

POLICIES & SERVICES

BUYING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different share classes. This prospectus offers Class A, Class B, and Class C shares. Class S and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o a front-end sales charge determined by the amount of your purchase. See "Calculating Your Share Price - Class A Shares."

o annual shareholder servicing (12b-1) fees of 0.25%. See "Fund Summaries - Fees and Expenses."

o    reduced sales charges for larger purchases. See "Reducing Your Sales
     Charge."

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase. See "Calculating Your Share Price - Class B Shares."

o annual distribution and shareholder servicing (12b-1) fees of 1.00%. See "Fund Summaries - Fees and Expenses."

o automatic conversion to Class A shares eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES.  Class C shares have:

o a front-end sales charge of 1.00%. See "Calculating Your Share Price - Class C Shares."

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase. See "Calculating Your Share Price - Class C Shares."

o annual distribution and shareholder servicing (12b-1) fees of 1.00%. See "Fund Summaries - Fees and Expenses."

o Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for Class B shares for $250,000 or more will be treated as orders for Class A shares.

o orders for Class C shares for $1 million or more will be treated as orders for Class A shares.

o orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

CLASS S SHARES.  Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

CLASS Y SHARES.  Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class B shares                                 1% of average daily net assets
Class C shares                                 1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

                           12 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

POLICIES & SERVICES

BUYING SHARES CONTINUED

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Calculating Your Share Price - Class B Shares." The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Emerging Markets Fund, International Fund, and Strategic Income Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of these underlying funds' shares may change on days when you will not be able to purchase or redeem your fund shares.

CLASS A SHARES. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                              Sales Charge              Maximum
                                                                    Reallowance
                                        As a % of      As a % of      as a % of
                                         Purchase     Net Amount       Purchase
                                            Price       Invested          Price
-------------------------------------------------------------------------------
Less than $50,000                            5.50%          5.82%          5.00%
$ 50,000 - $ 99,999                          4.50%          4.71%          4.00%
$100,000 - $249,999                          3.50%          3.63%          3.25%
$250,000 - $499,999                          2.50%          2.56%          2.25%
$500,000 - $999,999                          2.00%          2.04%          1.75%
$1 million and over                          0.00%          0.00%          0.00%
-------------------------------------------------------------------------------

REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other First American fund Class A shares that you purchased for $25,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined with your purchase to determine your sales charge. Each fund will combine purchases made by you, your spouse, and your children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within

                           13 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

POLICIES & SERVICES

BUYING SHARES CONTINUED

18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------
FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70-1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o    redemptions required as a result of over contribution to an IRA plan.

CLASS B SHARES. Your purchase price for Class B shares is their net asset value
- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                             CDSC as a % of the
Year since purchase                                        value of your shares
-------------------------------------------------------------------------------
First                                                                         5%
Second                                                                        5%
Third                                                                         4%
Fourth                                                                        3%
Fifth                                                                         2%
Sixth                                                                         1%
Seventh                                                                       0%
Eighth                                                                        0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70-1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o    redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to an additional 1% of your purchase price to your investment professional or participating institution. Furthermore, the advisor may pay its affiliated broker-dealers, U.S. Bancorp Piper Jaffray Inc. and U.S. Bancorp Investments, Inc., an additional commission of up to 1% of your purchase price. The distributor receives any CDSC imposed when you sell your Class C shares.

                           14 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

POLICIES & SERVICES

BUYING SHARES CONTINUED

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the funds. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the funds receive payment by wire. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

FIRST AMERICAN FUNDS
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

OVERNIGHT EXPRESS MAIL MAY BE SENT TO:

FIRST AMERICAN FUNDS
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash may not be accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your First American fund into another First American fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

                           15 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

POLICIES & SERVICES

SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the next net asset value calculated after your order is accepted by the funds, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds at the following address:

FIRST AMERICAN FUNDS
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

OVERNIGHT EXPRESS MAIL MAY BE SENT TO:

FIRST AMERICAN FUNDS
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

Your request should include the following information:

o    name of the fund.

o    account number.

o    dollar amount or number of shares redeemed.

o    name on the account.

o    signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o    your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

--------------------------------------------------------------------------------
ACCOUNTS WITH LOW BALANCES

If your account balance falls below $500 as a result of selling or exchanging shares, the funds reserve the right to either:

o    deduct a $50 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the funds will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

                           16 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

POLICIES & SERVICES

SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody, or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange, call Investor Services at 800 677-FUND. Your instructions must be received before 3:00 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

                           17 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements for shares held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, or by writing to the fund, your investment professional, or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

                           18 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2002, U.S. Bancorp Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.25% of the fund's average daily net assets. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.

                                                                   Advisory fee
                                                                      as a % of
                                                                  average daily
                                                                     net assets
-------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND                                        0.00%
STRATEGY GROWTH ALLOCATION FUND                                            0.00%
STRATEGY GROWTH & INCOME ALLOCATION FUND                                   0.00%
STRATEGY INCOME ALLOCATION FUND                                            0.00%
-------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

UNDERLYING FUND SUB-ADVISOR

CLAY FINLAY INC.
200 PARK AVENUE
NEW YORK, NEW YORK 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2002, Clay Finlay had more than $5.1 billion in assets under management.

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives sales charges, and distribution and shareholder servicing fees. In addition, Quasar Distributors is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

                           19 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

MANAGEMENT CONTINUED

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the underlying funds pay fees to U.S. Bancorp Asset Management which are equal to 25% of the funds' income from these securities lending transactions. The funds also pay an administrative fee equal to 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the underlying funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.




                           20 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The funds' investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

                           21 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS

The objectives, main investment strategies, and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 800 677-FUND.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o    the ability to pay above average dividends.

o    the ability to finance expected growth.

o    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The main risks of investing in Equity Income Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
EQUITY INDEX FUND

OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

                           22 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

MAIN RISKS

The main risks of investing in Equity Index Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

                           23 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP SELECT FUND

OBJECTIVE

Large Cap Select Fund's objective is capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Select invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $209 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.

In selecting value stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market,

o    exhibit good or improving fundamentals,

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.

In selecting growth stocks, the fund's advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings,

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           24 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The main risks of investing in Large Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index (S&P 400 Index). This index measures the performance of 400 selected common stocks representing the middle capitalization segment of the U.S. stock market. As of the original date of this prospectus, market capitalizations of companies in the S&P 400 Index ranged from approximately $48 million to $7.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

                           25 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP INDEX FUND

OBJECTIVE

Mid Cap Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P 400 Index).

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged, capitalization weighted index consisting of 400 stocks chosen for market size, liquidity, and industry group representation that represents the mid range sector of the U.S. stock market. As of the original date of this prospectus, market capitalizations of companies in the S&P 400 Index ranged from approximately $48 million to $7.2 billion.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.

Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 400 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to

                           26 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FAILURE TO MATCH PERFORMANCE OF S&P 400 INDEX. The fund's ability to replicate the performance of the S&P MidCap 400 Index may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P MidCap 400 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP VALUE FUND

OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $163 million to $11.4 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

MAIN RISKS

The main risks of investing in Mid Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures

                           27 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund's total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISK OF SELLING SECURITIES SHORT. If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund "closes out" the short position (by acquiring the security in the open market). The fund's risk of loss also increases if the fund is not able to "close out" the short position at any particular time or at an acceptable price.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           28 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

OBJECTIVE

Small Cap Index Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the Russell 2000 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FAILURE TO MATCH PERFORMANCE OF RUSSELL 2000 INDEX. The fund's ability to replicate the performance of the Russell 2000 Index may be affected by, among other things, changes in securities markets, the manner in which Russell calculates the performance of the Russell 2000 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP SELECT FUND

OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of the original date of this prospectus, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $23 million to $2.6 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    strong competitive position.

o    strong management.

                           29 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

MAIN RISKS

The main risks of investing in Small Cap Value Fund include:

                           30 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND

OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

MAIN RISKS

The main risks of investing in Real Estate Securities Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           31 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
TECHNOLOGY FUND

OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o    inexpensive computing power, such as personal computers.

o    improved methods of communications, such as satellite transmission.

o    technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, health care, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit positive cash flow, a strong competitive position, strong, ongoing relationships with its customers, above-average growth in revenues, and a sound balance sheet. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           32 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
INTERNATIONAL FUND

OBJECTIVE

International Fund has an objective of long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o    that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share, and strength of management.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

MAIN RISKS

The main risks of investing in International Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           33 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
CORE BOND FUND

OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

o    mortgage- and asset-backed securities.

o    corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

MAIN RISKS

The main risks of investing in Core Bond Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
HIGH INCOME BOND FUND

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

                           34 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN INVESTMENT STRATEGIES

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as junk bonds). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called "high-yield" securities or "junk bonds." High-yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or a high profile default.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

LIQUIDITY AND PRICING RISK. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund's board of directors.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           35 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o    commercial paper.

o    non-convertible corporate debt securities.

o    loan participation interests.

o    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

                           36 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

STRATEGY AGGRESSIVE ALLOCATION FUND

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS A SHARES(1)                                                               September 30, 2002(2)  September 30, 2001(2,3)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   8.59               $   8.32
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.07                      -
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                           (1.34)                  0.27
                                                                                        --------               --------
 Total From Investment Operations                                                          (1.27)                  0.27
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.07)                     -
 Distributions (from capital gains)                                                        (0.24)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.31)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.01               $   8.59
                                                                                        ========               ========
Total Return(4)                                                                           (15.58)%                 3.25%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $ 57,711               $ 85,656
Ratio of Expenses to Average Net Assets(5)                                                  0.40%                  0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 0.73%                 (0.56)%
Ratio of Expenses to Average Net Assets (excluding waivers)(5)                              0.95%                  0.84%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             0.18%                 (0.83)%
Portfolio Turnover Rate                                                                       18%                    27%
-----------------------------------------------------------------------------------------------------------------------------

(1) On September 24, 2001, existing shareholders were designated as Class A shareholders.

(2) Net investment income per share was based on average shares outstanding throughout the period.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(5) Expense ratios do not include expenses of the underlying funds.

                           37 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY AGGRESSIVE ALLOCATION FUND (CONTINUED)

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS B SHARES                                                                  September 30, 2002(1)  September 30, 2001(1,2)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   8.59               $   8.32
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                                  -                      -
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                           (1.34)                  0.27
                                                                                        --------               --------
 Total From Investment Operations                                                          (1.34)                  0.27
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.01)                     -
 Distributions (from capital gains)                                                        (0.24)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.25)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.00               $   8.59
                                                                                        ========               ========
Total Return(3)                                                                           (16.22)%                3.25%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $    251              $    100
Ratio of Expenses to Average Net Assets(4)                                                  1.15%                 0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                (0.04)%                0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              1.70%                 0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)            (0.59)%                0.00%
Portfolio Turnover Rate                                                                       18%                   27%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS C SHARES                                                                  September 30, 2002(1)  September 30, 2001(1,2)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   8.59               $   8.32
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                                  -                      -
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                           (1.33)                  0.27
                                                                                        --------               --------
 Total From Investment Operations                                                          (1.33)                  0.27
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.01)                     -
 Distributions (from capital gains)                                                        (0.24)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.25)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.01               $   8.59
                                                                                        ========               ========
Total Return(3)                                                                           (16.11)%                 3.25%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $    282                $    71
Ratio of Expenses to Average Net Assets(4)                                                  1.15%                  0.39%
Ratio of Net Investment Income (Loss) to Average Net Assets                                (0.02)%                (0.39)%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              1.70%                  0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)            (0.59)%                (0.52)%
Portfolio Turnover Rate                                                                       18%                    27%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           38 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY GROWTH ALLOCATION FUND

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS A SHARES(1)                                                               September 30, 2002(2)  September 30, 2001(2,3)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   9.01               $   8.77
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.14                      -
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                           (1.22)                  0.24
                                                                                        --------               --------
 Total From Investment Operations                                                          (1.08)                  0.24
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.15)                     -
 Distributions (from capital gains)                                                        (0.36)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.51)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.42               $   9.01
                                                                                        ========               ========
Total Return(4)                                                                           (13.04)%                 2.74%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $ 75,893               $114,716
Ratio of Expenses to Average Net Assets(5)                                                  0.40%                  0.64%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 1.56%                 (0.60)%
Ratio of Expenses to Average Net Assets (excluding waivers)(5)                              0.88%                  0.92%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             1.08%                 (0.88)%
Portfolio Turnover Rate                                                                       22%                    26%
-----------------------------------------------------------------------------------------------------------------------------

(1) On September 24, 2001, existing shareholders were designated as Class A shareholders.

(2) Net investment income per share was based on average shares outstanding throughout the period.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(5) Expense ratios do not include expenses of the underlying funds.

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS B SHARES                                                                  September 30, 2002(1)  September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   9.01               $   8.77
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.07                      -
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                           (1.21)                  0.24
                                                                                        --------               --------
 Total From Investment Operations                                                          (1.14)                  0.24
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.11)                     -
 Distributions (from capital gains)                                                        (0.36)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.47)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.40               $   9.01
                                                                                        ========               ========
Total Return(3)                                                                           (13.65)%                 2.74%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $    182               $      -
Ratio of Expenses to Average Net Assets(4)                                                  1.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 0.85%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              1.63%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             0.37%                  0.00%
Portfolio Turnover Rate                                                                       22%                    26%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           39 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY GROWTH ALLOCATION FUND (CONTINUED)

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS C SHARES                                                                  September 30, 2002(1)  September 30, 2001(1,2)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   9.00               $   8.77
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.07                      -
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                           (1.21)                  0.23
                                                                                        --------               --------
 Total From Investment Operations                                                          (1.14)                  0.23
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.09)                     -
 Distributions (from capital gains)                                                        (0.36)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.45)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.41               $   9.00
                                                                                        ========               ========
Total Return(3)                                                                           (13.59)%                 2.62%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $  2,100               $     45
Ratio of Expenses to Average Net Assets(4)                                                  1.15%                  0.33%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 0.84%                 (0.33)%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              1.63%                  0.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             0.36%                 (0.55)%
Portfolio Turnover Rate                                                                       22%                    26%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           40 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY GROWTH & INCOME ALLOCATION FUND

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS A SHARES(1)                                                               September 30, 2002(2)   September 30, 2001(2,3)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   9.02               $   8.82
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.21                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (1.03)                  0.20
                                                                                        --------               --------
 Total From Investment Operations                                                          (0.82)                  0.20
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.22)                     -
 Distributions (from capital gains)                                                        (0.31)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.53)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.67               $   9.02
                                                                                        ========               ========
Total Return(4)                                                                            (9.91)%                 2.27%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $131,338               $200,596
Ratio of Expenses to Average Net Assets(5)                                                  0.40%                  0.56%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 2.36%                 (0.52)%
Ratio of Expenses to Average Net Assets (excluding waivers)(5)                              0.83%                  0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             1.93%                 (0.74)%
Portfolio Turnover Rate                                                                       20%                    32%
------------------------------------------------------------------------------------------------------------------------------

(1) On September 24, 2001, existing shareholders were designated as Class A shareholders.

(2) Net investment income per share was based on average shares outstanding throughout the period.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(5) Expense ratios do not include expenses of the underlying funds.

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS B SHARES                                                                  September 30, 2002(1)   September 30, 2001(1,2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   9.02               $   8.82
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.14                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (1.00)                  0.20
                                                                                        --------               --------
 Total From Investment Operations                                                          (0.86)                  0.20
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.20)                     -
 Distributions (from capital gains)                                                        (0.31)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.51)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.65               $   9.02
                                                                                        ========               ========
Total Return(3)                                                                           (10.43)%                 2.27%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $    287               $      -
Ratio of Expenses to Average Net Assets(4)                                                  1.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 1.64%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              1.58%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             1.21%                  0.00%
Portfolio Turnover Rate                                                                       20%                    32%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           41 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY GROWTH & INCOME ALLOCATION FUND (CONTINUED)

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS C SHARES                                                                  September 30, 2002(1)   September 30, 2001(1,2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   9.02               $   8.82
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.14                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (1.02)                  0.20
                                                                                        --------               --------
 Total From Investment Operations                                                          (0.88)                  0.20
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.19)                     -
 Distributions (from capital gains)                                                        (0.31)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.50)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.64               $   9.02
                                                                                        ========               ========
Total Return(3)                                                                           (10.57)%                 2.27%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $  2,395               $      -
Ratio of Expenses to Average Net Assets(4)                                                  1.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 1.63%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              1.58%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             1.20%                  0.00%
Portfolio Turnover Rate                                                                       20%                    32%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           42 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY INCOME ALLOCATION FUND

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS A SHARES(1)                                                               September 30, 2002(2)   September 30, 2001(2,3)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $  10.20               $  10.02
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.41                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (0.69)                  0.18
                                                                                        --------               --------
 Total From Investment Operations                                                          (0.28)                  0.18
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.44)                     -
 Distributions (from capital gains)                                                            -                      -
 Return of Capital                                                                         (0.01)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.45)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   9.47               $  10.20
                                                                                        ========               ========
Total Return(4)                                                                            (2.98)%                 1.80%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $ 34,725               $ 47,012
Ratio of Expenses to Average Net Assets(5)                                                  0.40%                  0.55%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 4.08%                 (0.43)%
Ratio of Expenses to Average Net Assets (excluding waivers)(5)                              1.04%                  0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             3.44%                 (0.75)%
Portfolio Turnover Rate                                                                       23%                    30%
------------------------------------------------------------------------------------------------------------------------------

(1) On September 24, 2001, existing shareholders were designated as Class A shareholders.

(2) Net investment income per share was based on average shares outstanding throughout the period.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(5) Expense ratios do not include expenses of the underlying funds.

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS B SHARES                                                                  September 30, 2002(1)   September 30, 2001(1,2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $  10.19               $  10.02
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.35                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (0.71)                 0.17
                                                                                        --------               --------
 Total From Investment Operations                                                          (0.36)                 0.17
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.37)                     -
 Distributions (from capital gains)                                                            -                      -
 Return of Capital                                                                         (0.01)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.38)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   9.45               $  10.19
                                                                                        ========               ========
Total Return(3)                                                                            (3.66)%                 1.70%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $    312               $      -
Ratio of Expenses to Average Net Assets(4)                                                  1.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 3.44%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              1.79%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             2.80%                  0.00%
Portfolio Turnover Rate                                                                       23%                    30%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2)Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           43 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY INCOME ALLOCATION FUND (CONTINUED)

                                                                                    Fiscal year            Fiscal period
                                                                                       ended                  ended
CLASS C SHARES                                                                  September 30, 2002(1)   September 30, 2001(1,2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $  10.19               $  10.02
                                                                                        --------               --------
Investment Operations:
 Net Investment Income (Loss)                                                               0.33                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (0.68)                  0.17
                                                                                        --------               --------
 Total From Investment Operations                                                          (0.35)                  0.17
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.37)                     -
 Distributions (from capital gains)                                                            -                      -
 Return of Capital                                                                         (0.01)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.38)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   9.46               $  10.19
                                                                                        ========               ========
Total Return(3)                                                                            (3.58)%                 1.70%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $    555               $      -
Ratio of Expenses to Average Net Assets(4)                                                  1.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 3.24%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              1.79%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             2.60%                  0.00%
Portfolio Turnover Rate                                                                       23%                    30%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           44 PROSPECTUS - First American Asset Allocation Funds
                                           Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSTRATR 3/03

SEC file number: 811-05309

[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)             DECEMBER 1, 2002
                                            (AS AMENDED MARCH 14, 2003)




                                            PROSPECTUS
                                            FIRST AMERICAN STRATEGY FUNDS, INC.

                                            ASSET CLASS - ASSET ALLOCATION FUNDS




                        ASSET ALLOCATION
                                   FUNDS
                          Class Y Shares

                                             Strategy Aggressive Allocation Fund
                                             Strategy Growth Allocation Fund
                                             Strategy Growth & Income
                                               Allocation Fund
                                             Strategy Income Allocation Fund










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS




          FUND SUMMARIES
--------------------------------------------------------------------------------
            Objectives and Main Investment Strategies                   2
--------------------------------------------------------------------------------
            Main Risks                                                  4
--------------------------------------------------------------------------------
            Fund Performance                                            6
--------------------------------------------------------------------------------
            Fees and Expenses                                           8
--------------------------------------------------------------------------------
          POLICIES & SERVICES
--------------------------------------------------------------------------------
            Buying and Selling Shares                                  10
--------------------------------------------------------------------------------
            Managing Your Investment                                   12
--------------------------------------------------------------------------------
          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
            Management                                                 13
--------------------------------------------------------------------------------
            More About The Funds                                       15
--------------------------------------------------------------------------------
            The Underlying Funds                                       16
--------------------------------------------------------------------------------
            Financial Highlights                                       31
--------------------------------------------------------------------------------
          FOR MORE INFORMATION                                 Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES

INTRODUCTION




This section of the prospectus describes the objectives of the First American Strategy Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.




                            1 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

FUND SUMMARIES

OBJECTIVES AND MAIN INVESTMENT STRATEGIES

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds' investment advisor.

--------------------------------------------------------------------------------
OBJECTIVES

STRATEGY AGGRESSIVE ALLOCATION FUND seeks a high level of capital growth.

STRATEGY GROWTH ALLOCATION FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH & INCOME ALLOCATION FUND seeks both capital growth and current income.

STRATEGY INCOME ALLOCATION FUND seeks a high level of current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Asset Allocation Funds invest include the fifteen equity funds and two fixed income funds named in the table on the following page and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The table on the following page illustrates these ranges, expressed as percentages of the funds' net assets.



                            2 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

FUND SUMMARIES

OBJECTIVES AND MAIN INVESTMENT STRATEGIES CONTINUED

                                             Strategy             Strategy              Strategy              Strategy
                                            Aggressive        Growth Allocation      Growth & Income      Income Allocation
                                         Allocation Fund            Fund             Allocation Fund            Fund
----------------------------------------------------------------------------------------------------------------------------
                                          MIN        MAX        MIN        MAX        MIN        MAX        MIN        MAX
----------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE                    60%       100%        50%        90%        35%        75%        15%        50%
Equity Income Fund                          0%        15%         0%        25%         0%        35%         0%        45%
Equity Index Fund                           0%        80%         0%        75%         0%        60%         0%        50%
Large Cap Growth Opportunities Fund         0%        50%         0%        45%         0%        40%         0%        25%
Large Cap Select Fund                       0%        70%         0%        65%         0%        55%         0%        35%
Large Cap Value Fund                        0%        50%         0%        45%         0%        40%         0%        25%
Mid Cap Growth Opportunities Fund           0%        40%         0%        30%         0%        20%         0%        10%
Mid Cap Index Fund                          0%        60%         0%        45%         0%        30%         0%        20%
Mid Cap Value Fund                          0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Growth Opportunities Fund         0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Index Fund                        0%        50%         0%        40%         0%        25%         0%        15%
Small Cap Select Fund                       0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Value Fund                        0%        40%         0%        30%         0%        20%         0%        10%
Real Estate Securities Fund                 0%        20%         0%        20%         0%        20%         0%        20%
Technology Fund                             0%        15%         -          -          -          -          -          -
International Fund                          0%        35%         0%        30%         0%        25%         0%        15%

FIXED INCOME FUNDS AS A WHOLE               0%        40%         0%        50%        25%        65%        50%        85%
Core Bond Fund                              0%        40%         0%        50%        10%        65%        25%        85%
High Income Bond Fund                       0%        20%         0%        20%         0%        20%         0%        25%

PRIME OBLIGATIONS FUND                      0%        35%         0%        35%         0%        35%         0%        35%
----------------------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.


                            3 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

FUND SUMMARIES

MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT

Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

ADDITIONAL EXPENSES

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fund Summaries - Fees and Expenses."

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under "The Underlying Funds," include:

o The underlying funds (other than Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

o Small Cap Growth Opportunities Fund, Small Cap Value Fund, International Fund, Small Cap Select Fund, and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

o Mid Cap Growth Opportunities Fund, Small Cap Select Small Cap Growth Opportunities Fund, and Technology Fund invest in initial public offerings
     (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

o Mid Cap Growth Opportunities Fund, Mid Cap Index Fund, and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

o Real Estate Securities Fund and Technology Fund are subject to risks associated with non-diversification and with concentrating their investments in the real estate industry and technology industry, respectively, and with respect to Real Estate Securities Fund, the risks associated with direct investments in real estate investment trusts.

o International Fund is subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where the fund may invest up to 15% of its assets. The fund is also subject to the risks of entering into foreign currency hedging transactions.

o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

o Each fund, except for Prime Obligations Fund, will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by each fund's advisor when entering into the derivative instrument.

o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

o Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

o High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

                            4 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

FUND SUMMARIES

MAIN RISKS CONTINUED

o Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

POSSIBLE CONFLICTS OF INTEREST

The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.





                            5 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

FUND SUMMARIES

FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, each fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar charts are intended to show you how performance of each fund's shares has varied from year to year. However, because Class Y shares of the fund were first offered in 2001, only one calendar year of performance information is available. The tables compare each fund's performance over different time periods, before and after taxes, to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

STRATEGY AGGRESSIVE ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-19.13%
--------
 2002

Best Quarter:
Quarter ending   December 31, 2001      10.92%
Worst Quarter:
Quarter ending   September 30, 2002    (15.52)%

AVERAGE ANNUAL TOTAL RETURNS                                                    Inception       One        Since
AS OF 12/31/02                                                                       Date      Year    Inception
----------------------------------------------------------------------------------------------------------------
Strategy Aggressive Allocation Fund
----------------------------------------------------------------------------------------------------------------
Class Y (return before taxes)                                                     9/24/01    (19.13)%       5.87%
----------------------------------------------------------------------------------------------------------------
Class Y (return after taxes on distributions)                                                (19.42)%      (6.63)%
----------------------------------------------------------------------------------------------------------------
Class Y (return after taxes on distributions and sale of fund shares)                        (11.73)%      (4.79)%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         (22.10)%     (11.19)%
----------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          11.04%        8.79%
----------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.


STRATEGY GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-15.53%
---------
 2002

Best Quarter:
Quarter ending   December 31, 2001       9.11%
Worst Quarter:
Quarter ending   September 30, 2002    (12.53)%

AVERAGE ANNUAL TOTAL RETURNS                                                    Inception       One        Since
AS OF 12/31/02                                                                       Date      Year    Inception
----------------------------------------------------------------------------------------------------------------
Strategy Growth Allocation Fund
----------------------------------------------------------------------------------------------------------------
Class Y (return before taxes)                                                     9/24/01    (15.53)%      (4.30)%
----------------------------------------------------------------------------------------------------------------
Class Y (return after taxes on distributions)                                                (16.11)%      (5.58)%
----------------------------------------------------------------------------------------------------------------
Class Y (return after taxes on distributions and sale of fund shares)                         (9.51)%      (3.69)%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         (22.10)%     (11.19)%
----------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          11.04%        8.79%
----------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

                            6 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

FUND SUMMARIES

FUND PERFORMANCE CONTINUED

STRATEGY GROWTH & INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-11.37%
--------
 2002

Best Quarter:
Quarter ending   December 31, 2001      7.07%
Worst Quarter:
Quarter ending   September 30, 2002    (9.53)%

AVERAGE ANNUAL TOTAL RETURNS                                                    Inception       One        Since
AS OF 12/31/02                                                                       Date      Year    Inception
----------------------------------------------------------------------------------------------------------------
Strategy Growth & Income Allocation Fund
----------------------------------------------------------------------------------------------------------------
Class Y (return before taxes)                                                     9/24/01    (11.37)%      (2.34)%
----------------------------------------------------------------------------------------------------------------
Class Y (return after taxes on distributions)                                                (12.25)%      (3.90)%
----------------------------------------------------------------------------------------------------------------
Class Y (return after taxes on distributions and sale of fund shares)                        ( 6.96)%      (2.30)%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         (22.10)%     (11.19)%
----------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          11.04%        8.79%
----------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.


STRATEGY INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-1.65%
-------
 2002

Best Quarter:
Quarter ending   December 31, 2002      3.98%
Worst Quarter:
Quarter ending   September 30, 2002    (3.75)%

AVERAGE ANNUAL TOTAL RETURNS                                                    Inception       One        Since
AS OF 12/31/02                                                                       Date      Year    Inception
----------------------------------------------------------------------------------------------------------------
Strategy Income Allocation Fund
----------------------------------------------------------------------------------------------------------------
Class Y (return before taxes)                                                     9/24/01     (1.65)%       2.32%
----------------------------------------------------------------------------------------------------------------
Class Y (return after taxes on distributions)                                                 (3.17)%       0.59%
----------------------------------------------------------------------------------------------------------------
Class Y (return after taxes on distributions and sale of fund shares)                         (1.01)%       1.03%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         (22.10)%     (11.19)%
----------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          11.04%        8.79%
----------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

                            7 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

FUND SUMMARIES

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses. Annual fund operating expenses are based on each fund's most recently completed fiscal year.(1)

                                                                                                Strategy
                                                                      Strategy     Strategy     Growth &     Strategy
                                                                    Aggressive       Growth       Income       Income
                                                                    Allocation   Allocation   Allocation   Allocation
                                                                          Fund         Fund         Fund         Fund
---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None         None         None         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None         None         None         None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
 Management Fees                                                          0.25%        0.25%        0.25%        0.25%
 Distribution and Service (12b-1) Fees                                    None         None         None         None
 Other Expenses                                                            045%        0.38%        0.33%        0.54%
 Total Annual Fund Operating Expenses                                     0.70%        0.63%        0.58%        0.79%
---------------------------------------------------------------------------------------------------------------------
(1) Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2002, were:
 WAIVER OF FUND EXPENSES                                                 (0.55)%      (0.48)%      (0.43)%      (0.64)%
 NET EXPENSES (AFTER WAIVERS)                                             0.15%        0.15%        0.15%        0.15%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 0.15% FOR CLASS Y SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on the next page.

                                                                                         Strategy
                                                   Strategy           Strategy           Growth &           Strategy
RANGES OF COMBINED DIRECT                        Aggressive             Growth             Income             Income
AND INDIRECT EXPENSE RATIOS                      Allocation         Allocation         Allocation         Allocation
as a percentage of average net assets(1)               Fund               Fund               Fund               Fund
--------------------------------------------------------------------------------------------------------------------
                                              1.24% to 2.23%     1.17% to 2.03%     1.17% to 1.87%     1.44% to 1.95%
--------------------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees during the current fiscal year so that total operating expenses for each fund do not exceed 0.15%. Taking these waivers into account, the ranges of combined direct and indirect expense ratios would be 0.54% to 1.54% for Strategy Aggressive Allocation Fund, 0.55% to 1.43% for Strategy Growth Allocation Fund, 0.62% to 1.30% for Strategy Growth & Income Allocation Fund, and 0.69% to 1.13% for Strategy Income Allocation Fund. Waivers may be discontinued at any time.

                            8 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

FUND SUMMARIES

FEES AND EXPENSES CONTINUED

 ------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                                      Strategy
                  Strategy          Strategy          Growth &          Strategy
                Aggressive            Growth            Income            Income
           Allocation Fund   Allocation Fund   Allocation Fund   Allocation Fund
--------------------------------------------------------------------------------
 1 year             $  176            $  163            $  155            $  172
 3 years            $  545            $  505            $  481            $  534
 5 years            $  939            $  871            $  831            $  921
10 years            $2,042            $1,900            $1,816            $2,004


UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2002.(1)

Underlying Fund                                                    Expense Ratio
--------------------------------------------------------------------------------
Equity Income Fund                                                         0.95%
Equity Index Fund                                                          0.55%
Large Cap Growth Opportunities Fund                                        0.97%
Large Cap Select Fund                                                      1.00%
Large Cap Value Fund                                                       0.95%
Mid Cap Growth Opportunities Fund                                          1.01%
Mid Cap Index Fund                                                         0.58%
Mid Cap Value Fund                                                         1.01%
Small Cap Growth Opportunities Fund                                        1.72%
Small Cap Index Fund                                                       0.84%
Small Cap Select Fund                                                      1.00%
Small Cap Value Fund                                                       1.01%
Real Estate Securities Fund                                                1.07%
Technology Fund                                                            1.45%
International Fund                                                         1.41%
Core Bond Fund                                                             0.78%
High Income Bond Fund                                                      1.27%
Prime Obligations Fund                                                     0.51%

(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.90%; Equity Index Fund, 0.37%; Large Cap Growth Opportunities Fund, 0.90%; Large Cap Select Fund, 0.90%; Large Cap Value Fund, 0.90%; Mid Cap Growth Opportunities Fund, 0.95%; Mid Cap Index Fund, 0.50%; Mid Cap Value Fund, 0.95%; Small Cap Growth Opportunities Fund, 1.68%; Small Cap Index Fund, 0.68%; Small Cap Select Fund, 0.96%; Small Cap Value Fund, 0.98%; Real Estate Securities Fund, 0.98%; Technology Fund, 0.98%; International Fund, 1.35%; Core Bond Fund, 0.70%; High Income Bond Fund, 0.75%; and Prime Obligations Fund, 0.48%. Fee waivers may be discontinued at any time, except in the case of Prime Obligations Fund, for which there is a contractual fee waiver in place until September 30, 2003.

                            9 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different share classes. This prospectus offers Class Y shares. Class A, Class B, Class C, and Class S shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o    a front-end sales charge determined by the amount of your purchase.

o    annual shareholder servicing (12b-1) fees of 0.25%.

o    reduced sales charges for larger purchases.

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.

o    annual distribution and shareholder servicing (12b-1) fees of 1.00%.

o automatic conversion to Class A shares eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES. Class C shares have:

o    a front-end sales charge of 1.00%.

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase.

o    annual distribution and shareholder servicing (12b-1) fees of 1.00%.

CLASS S SHARES. Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

CLASS Y SHARES. Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Emerging Markets Fund, International Fund, and Strategic Income Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of these underlying funds' shares may change on days when you will not be able to purchase or redeem your fund shares.

                           10 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased or sold on any day when the New York Stock Exchange is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

                           11 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

                           12 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2002, U.S. Bancorp Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.25% of the fund's average daily net assets. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.

                                                                   Advisory fee
                                                                      as a % of
                                                                  average daily
                                                                     net assets
-------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND                                        0.00%
STRATEGY GROWTH ALLOCATION FUND                                            0.00%
STRATEGY GROWTH & INCOME ALLOCATION FUND                                   0.00%
STRATEGY INCOME ALLOCATION FUND                                            0.00%
-------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330 MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

UNDERLYING FUND SUB-ADVISOR

CLAY FINLAY INC.
200 PARK AVENUE
NEW YORK, NEW YORK 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2002, Clay Finlay had more than $5.1 billion in assets under management.

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the underlying funds pay fees to U.S. Bancorp


                           13 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

MANAGEMENT CONTINUED

Asset Management which are equal to 25% of the funds' income from these securities lending transactions. The funds also pay an administrative fee equal to 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the underlying funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.





                           14 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The funds' investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.




                           15 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS

The objectives, main investment strategies, and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 800 677-FUND.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o    the ability to pay above average dividends.

o    the ability to finance expected growth.

o    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The main risks of investing in Equity Income Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
EQUITY INDEX FUND

OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

                           16 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

MAIN RISKS

The main risks of investing in Equity Index Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

                           17 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP SELECT FUND

OBJECTIVE

Large Cap Select Fund's objective is capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Select invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $209 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.

In selecting value stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market,

o    exhibit good or improving fundamentals,

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.

In selecting growth stocks, the fund's advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings,

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           18 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The main risks of investing in Large Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index (S&P 400 Index). This index measures the performance of 400 selected common stocks representing the middle capitalization segment of the U.S. stock market. As of the original date of this prospectus, market capitalizations of companies in the S&P 400 Index ranged from approximately $48 million to $7.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.


                           19 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP INDEX FUND

OBJECTIVE

Mid Cap Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P 400 Index).

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged, capitalization weighted index consisting of 400 stocks chosen for market size, liquidity, and industry group representation that represents the mid range sector of the U.S. stock market. As of the original date of this prospectus, market capitalizations of companies in the S&P 400 Index ranged from approximately $48 million to $7.2 billion.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.

Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 400 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to

                           20 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FAILURE TO MATCH PERFORMANCE OF S&P 400 INDEX. The fund's ability to replicate the performance of the S&P MidCap 400 Index may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P MidCap 400 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP VALUE FUND

OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $163 million to $11.4 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.


MAIN RISKS

The main risks of investing in Mid Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures

                           21 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund's total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISK OF SELLING SECURITIES SHORT. If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund "closes out" the short position (by acquiring the security in the open market). The fund's risk of loss also increases if the fund is not able to "close out" the short position at any particular time or at an acceptable price.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           22 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

OBJECTIVE

Small Cap Index Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the Russell 2000 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FAILURE TO MATCH PERFORMANCE OF RUSSELL 2000 INDEX. The fund's ability to replicate the performance of the Russell 2000 Index may be affected by, among other things, changes in securities markets, the manner in which Russell calculates the performance of the Russell 2000 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP SELECT FUND

OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of the original date of this prospectus, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $23 million to $2.6 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    strong competitive position.

o    strong management.

                           23 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

MAIN RISKS

The main risks of investing in Small Cap Value Fund include:

                           24 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND

OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

MAIN RISKS

The main risks of investing in Real Estate Securities Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           25 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
TECHNOLOGY FUND

OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o    inexpensive computing power, such as personal computers.

o    improved methods of communications, such as satellite transmission.

o    technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, health care, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit positive cash flow, a strong competitive position, strong, ongoing relationships with its customers, above-average growth in revenues, and a sound balance sheet. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           26 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
INTERNATIONAL FUND

OBJECTIVE

International Fund has an objective of long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o    that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share, and strength of management.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

MAIN RISKS

The main risks of investing in International Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           27 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
CORE BOND FUND

OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

o    mortgage- and asset-backed securities.

o    corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

MAIN RISKS

The main risks of investing in Core Bond Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
HIGH INCOME BOND FUND

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

                           28 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN INVESTMENT STRATEGIES

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called "high-yield" securities or "junk bonds." High-yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or a high profile default.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

LIQUIDITY AND PRICING RISK. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund's board of directors.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           29 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o    commercial paper.

o    non-convertible corporate debt securities.

o    loan participation interests.

o    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

                           30 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand the fund's financial performance for the past five years or, if shorter, the period of the fund's operation. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

STRATEGY AGGRESSIVE ALLOCATION FUND

                                                                                     Fiscal year           Fiscal period
                                                                                        ended                  ended
                                                                                September 30, 2002(1)   September 30, 2001(1,2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   8.59               $   8.32
                                                                                        --------               --------
Investment Operations:
 Net Investment Income                                                                      0.08                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (1.32)                 0.27
                                                                                        --------               --------
 Total From Investment Operations                                                          (1.24)                 0.27
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.10)                     -
 Distributions (from capital gains)                                                        (0.24)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.34)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.01               $   8.59
                                                                                        ========               ========
Total Return(3)                                                                           (15.36)%                 3.25%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $ 21,009               $      2
Ratio of Expenses to Average Net Assets(4)                                                  0.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 0.97%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              0.70%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             0.42%                  0.00%
Portfolio Turnover Rate                                                                       18%                    27%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           31 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY GROWTH ALLOCATION FUND

                                                                                     Fiscal year           Fiscal period
                                                                                        ended                  ended
                                                                                September 30, 2002(1)   September 30, 2001(1,2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   9.00               $   8.77
                                                                                        --------               --------
Investment Operations:
 Net Investment Income                                                                      0.15                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (1.21)                  0.23
                                                                                        --------               --------
 Total From Investment Operations                                                          (1.06)                  0.23
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.17)                     -
 Distributions (from capital gains)                                                        (0.36)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.53)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.41               $   9.00
                                                                                        ========               ========
Total Return(3)                                                                           (12.84)%                 2.62%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $ 24,641               $     14
Ratio of Expenses to Average Net Assets(4)                                                  0.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 1.73%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              0.63%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             1.25%                  0.00%
Portfolio Turnover Rate                                                                       22%                    26%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.


STRATEGY GROWTH & INCOME ALLOCATION FUND

                                                                                     Fiscal year           Fiscal period
                                                                                        ended                  ended
                                                                                September 30, 2002(1)   September 30, 2001(1,2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $   9.02               $   8.82
                                                                                        --------               --------
Investment Operations:
 Net Investment Income                                                                      0.22                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (1.02)                 0.20
                                                                                        --------               --------
 Total From Investment Operations                                                          (0.80)                 0.20
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.26)                     -
 Distributions (from capital gains)                                                        (0.31)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.57)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   7.65               $   9.02
                                                                                        ========               ========
Total Return(3)                                                                            (9.73)%                 2.27%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $ 39,740               $      -
Ratio of Expenses to Average Net Assets(4)                                                  0.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 2.58%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              0.58%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             2.15%                  0.00%
Portfolio Turnover Rate                                                                       20%                    32%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           32 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY INCOME ALLOCATION FUND

                                                                                     Fiscal year           Fiscal period
                                                                                        ended                  ended
                                                                                September 30, 2002(1)   September 30, 2001(1,2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                    $  10.19               $  10.02
                                                                                        --------               --------
Investment Operations:
 Net Investment Income                                                                      0.44                      -
 Net Gains (Losses) on Investments (both realized and unrealized)                          (0.70)                  0.17
                                                                                        --------               --------
 Total From Investment Operations                                                          (0.26)                  0.17
                                                                                        --------               --------
Less Distributions:
 Dividends (from net investment income)                                                    (0.45)                     -
 Distributions (from capital gains)                                                            -                      -
 Return of Capital                                                                         (0.01)                     -
                                                                                        --------               --------
 Total Distributions                                                                       (0.46)                     -
                                                                                        --------               --------
Net Asset Value, End of Period                                                          $   9.47               $  10.19
                                                                                        ========               ========
Total Return(3)                                                                            (2.65)%                 1.70%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                         $  7,828               $      -
Ratio of Expenses to Average Net Assets(4)                                                  0.15%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 4.38%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)(4)                              0.79%                  0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)             3.74%                  0.00%
Portfolio Turnover Rate                                                                       23%                    30%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(4) Expense ratios do not include expenses of the underlying funds.

                           33 PROSPECTUS - First American Asset Allocation Funds
                                           Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSTRATY  3/03

SEC file number: 811-05309

[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)             DECEMBER 1, 2002
                                            (AS AMENDED MARCH 14, 2003)




                                            PROSPECTUS
                                            FIRST AMERICAN STRATEGY FUNDS, INC.

                                            ASSET CLASS - ASSET ALLOCATION FUNDS




                        ASSET ALLOCATION
                                   FUNDS
                          Class S Shares

                                             Strategy Aggressive Allocation Fund
                                             Strategy Growth Allocation Fund
                                             Strategy Growth & Income
                                               Allocation Fund
                                             Strategy Income Allocation Fund












As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS




          FUND SUMMARIES
--------------------------------------------------------------------------------
            Objectives and Main Investment Strategies                   2
--------------------------------------------------------------------------------
            Main Risks                                                  4
--------------------------------------------------------------------------------
            Fund Performance                                            6
--------------------------------------------------------------------------------
            Fees and Expenses                                           8
--------------------------------------------------------------------------------
          POLICIES & SERVICES
--------------------------------------------------------------------------------
            Buying and Selling Shares                                  10
--------------------------------------------------------------------------------
            Managing Your Investment                                   12
--------------------------------------------------------------------------------
          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
            Management                                                 13
--------------------------------------------------------------------------------
            More About The Funds                                       15
--------------------------------------------------------------------------------
            The Underlying Funds                                       16
--------------------------------------------------------------------------------
            Financial Highlights                                       31
--------------------------------------------------------------------------------
          FOR MORE INFORMATION                                 Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES

INTRODUCTION

This section of the prospectus describes the objectives of the First American Strategy Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.




                            1 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

FUND SUMMARIES

OBJECTIVES AND MAIN INVESTMENT STRATEGIES

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds' investment advisor.

--------------------------------------------------------------------------------
OBJECTIVES

STRATEGY AGGRESSIVE ALLOCATION FUND seeks a high level of capital growth.

STRATEGY GROWTH ALLOCATION FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH & INCOME ALLOCATION FUND seeks both capital growth and current income.

STRATEGY INCOME ALLOCATION FUND seeks a high level of current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Asset Allocation Funds invest include the fifteen equity funds and two fixed income funds named in the table on the following page and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The table on the following page illustrates these ranges, expressed as percentages of the funds' net assets.




                            2 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

FUND SUMMARIES

OBJECTIVES AND MAIN INVESTMENT STRATEGIES CONTINUED

                                             Strategy             Strategy              Strategy              Strategy
                                            Aggressive        Growth Allocation      Growth & Income      Income Allocation
                                         Allocation Fund            Fund             Allocation Fund            Fund
----------------------------------------------------------------------------------------------------------------------------
                                          MIN        MAX        MIN        MAX        MIN        MAX        MIN        MAX
----------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE                    60%       100%        50%        90%        35%        75%        15%        50%
Equity Income Fund                          0%        15%         0%        25%         0%        35%         0%        45%
Equity Index Fund                           0%        80%         0%        75%         0%        60%         0%        50%
Large Cap Growth Opportunities Fund         0%        50%         0%        45%         0%        40%         0%        25%
Large Cap Select Fund                       0%        70%         0%        65%         0%        55%         0%        35%
Large Cap Value Fund                        0%        50%         0%        45%         0%        40%         0%        25%
Mid Cap Growth Opportunities Fund           0%        40%         0%        30%         0%        20%         0%        10%
Mid Cap Index Fund                          0%        60%         0%        45%         0%        30%         0%        20%
Mid Cap Value Fund                          0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Growth Opportunities Fund         0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Index Fund                        0%        50%         0%        40%         0%        25%         0%        15%
Small Cap Select Fund                       0%        40%         0%        30%         0%        20%         0%        10%
Small Cap Value Fund                        0%        40%         0%        30%         0%        20%         0%        10%
Real Estate Securities Fund                 0%        20%         0%        20%         0%        20%         0%        20%
Technology Fund                             0%        15%         -          -          -          -          -          -
International Fund                          0%        35%         0%        30%         0%        25%         0%        15%

FIXED INCOME FUNDS AS A WHOLE               0%        40%         0%        50%        25%        65%        50%        85%
Core Bond Fund                              0%        40%         0%        50%        10%        65%        25%        85%
High Income Bond Fund                       0%        20%         0%        20%         0%        20%         0%        25%

PRIME OBLIGATIONS FUND                      0%        35%         0%        35%         0%        35%         0%        35%
----------------------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.




                            3 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

FUND SUMMARIES

MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT

Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

ADDITIONAL EXPENSES

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fund Summaries - Fees and Expenses."

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under "The Underlying Funds," include:

o The underlying funds (other than Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

o Small Cap Growth Opportunities Fund, Small Cap Value Fund, International Fund, Small Cap Select Fund, and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

o Mid Cap Growth Opportunities Fund, Small Cap Select Small Cap Growth Opportunities Fund, and Technology Fund invest in initial public offerings
     (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

o Mid Cap Growth Opportunities Fund, Mid Cap Index Fund, and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

o Real Estate Securities Fund and Technology Fund are subject to risks associated with non-diversification and with concentrating their investments in the real estate industry and technology industry, respectively, and with respect to Real Estate Securities Fund, the risks associated with direct investments in real estate investment trusts.

o International Fund is subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where the fund may invest up to 15% of its assets. The fund is also subject to the risks of entering into foreign currency hedging transactions.

o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

o Each fund, except for Prime Obligations Fund, will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by each fund's advisor when entering into the derivative instrument.

o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

o Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

o High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

                            4 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

FUND SUMMARIES

MAIN RISKS CONTINUED

o Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

POSSIBLE CONFLICTS OF INTEREST

The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.




                            5 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

FUND SUMMARIES

FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, each fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund has varied from year to year. The tables compare each fund's performance over different time periods, before and after taxes, to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

STRATEGY AGGRESSIVE ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

18.01%      7.36%      26.49%       -1.75%      -14.19%      -19.29%
--------------------------------------------------------------------------------
1997        1998       1999          2000        2001         2002

Best Quarter:
Quarter ending   December 31, 1999      20.43%
Worst Quarter:
Quarter ending   September 30, 2002    (15.60)%

AVERAGE ANNUAL TOTAL RETURNS                                                    Inception       One      Five      Since
AS OF 12/31/02                                                                       Date      Year     Years  Inception
------------------------------------------------------------------------------------------------------------------------
Strategy Aggressive Allocation Fund
------------------------------------------------------------------------------------------------------------------------
Class S (return before taxes)                                                     10/1/96    (19.29)%   (1.57)%     2.00%
------------------------------------------------------------------------------------------------------------------------
Class S (return after taxes on distributions)                                                (19.52)%   (3.62)%     0.16%
------------------------------------------------------------------------------------------------------------------------
Class S (return after taxes on distributions and sale of fund shares)                        (11.83)%   (1.42)%     1.40%
------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         (22.10)%   (0.59)%     5.56%
------------------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          11.04%     7.62%      8.16%
------------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.


STRATEGY GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

16.36%     7.52%     19.13%      1.13%     -10.58%     -15.73%
--------------------------------------------------------------------------------
1997       1998      1999        2000       2001        2002

Best Quarter:
Quarter ending   December 31, 1999      14.91%
Worst Quarter:
Quarter ending   September 30, 2002    (12.47)%

AVERAGE ANNUAL TOTAL RETURNS                                                    Inception       One      Five      Since
AS OF 12/31/02                                                                       Date      Year     Years  Inception
------------------------------------------------------------------------------------------------------------------------
Strategy Growth Allocation Fund
Class S (return before taxes)                                                     10/1/96    (15.73)%   (0.48)%     2.69%
------------------------------------------------------------------------------------------------------------------------
Class S (return after taxes on distributions)                                                (16.24)%   (2.62)%     0.72%
------------------------------------------------------------------------------------------------------------------------
Class S (return after taxes on distributions and sale of fund shares)                         (9.64)%   (0.81)%     1.72%
------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         (22.10)%   (0.59)%     5.56%
------------------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          11.04%     7.62%      8.16%
------------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.

                            6 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

FUND SUMMARIES

FUND PERFORMANCE CONTINUED

STRATEGY GROWTH & INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

13.96%      8.20%      13.15%      2.07%       -6.52%      -11.67%
--------------------------------------------------------------------------------
1997        1998       1999        2000         2001        2002

Best Quarter:
Quarter ending   December 31, 1999     10.33%
Worst Quarter:
Quarter ending   September 30, 2002    (9.59)%

AVERAGE ANNUAL TOTAL RETURNS                                                    Inception       One      Five      Since
AS OF 12/31/02                                                                       Date      Year     Years  Inception
------------------------------------------------------------------------------------------------------------------------
Strategy Growth and Income Allocation Fund
------------------------------------------------------------------------------------------------------------------------
Class S (return before taxes)                                                     10/1/96    (11.67)%    0.63%      3.45%
------------------------------------------------------------------------------------------------------------------------
Class S (return after taxes on distributions)                                                (12.47)%   (1.70)%     1.28%
------------------------------------------------------------------------------------------------------------------------
Class S (return after taxes on distributions and sale of fund shares)                         (7.14)%   (0.11)%     2.16%
------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         (22.10)%   (0.59)%     5.56%
------------------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          11.04%     7.62%      8.16%
------------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.


STRATEGY INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

12.72%      8.46%       -0.39%     7.61%      2.63%       -1.84%
--------------------------------------------------------------------------------
1997        1998         1999      2000       2001        2002

Best Quarter:
Quarter ending   June 30, 1997          4.87%
Worst Quarter:
Quarter ending   September 30, 2002    (3.80)%

AVERAGE ANNUAL TOTAL RETURNS                                                    Inception       One      Five      Since
AS OF 12/31/02                                                                       Date      Year     Years  Inception
------------------------------------------------------------------------------------------------------------------------
Strategy Income Allocation Fund
------------------------------------------------------------------------------------------------------------------------
Class S (return before taxes)                                                     10/1/96     (1.84)%    3.21%      5.03%
------------------------------------------------------------------------------------------------------------------------
Class S (return after taxes on distributions)                                                 (3.29)%    1.08%      2.95%
------------------------------------------------------------------------------------------------------------------------
Class S (return after taxes on distributions and sale of fund shares)                         (1.13)%    1.56%      3.07%
------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         (22.10)%   (0.59)%     5.56%
------------------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                                          11.04%     7.62%      8.16%
------------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

(2) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.

                            7 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

FUND SUMMARIES

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses. Annual fund operating expenses are based on each fund's most recently completed fiscal year.1

                                                                                                Strategy
                                                                     Strategy      Strategy     Growth &     Strategy
                                                                   Aggressive        Growth       Income       Income
                                                                   Allocation    Allocation   Allocation   Allocation
                                                                         Fund          Fund         Fund         Fund
---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None          None         None         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None          None         None         None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
 Management Fees                                                         0.25%         0.25%        0.25%        0.25%
 Distribution and Service (12b-1) Fees                                   None          None         None         None
 Other Expenses
 Shareholder Servicing Fee                                               0.25%         0.25%        0.25%        0.25%
 Miscellaneous                                                           0.45%         0.38%        0.33%        0.54%
 Total Annual Fund Operating Expenses                                    0.95%         0.88%        0.83%        1.04%
---------------------------------------------------------------------------------------------------------------------
(1) Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2002, were:
 WAIVER OF FUND EXPENSES                                                (0.55)%       (0.48)%      (0.43)%      (0.64)%
 NET EXPENSES (AFTER WAIVERS)                                            0.40%         0.40%        0.40%        0.40%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 0.40% FOR CLASS S SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on the next page.

                                                                                   Strategy
                                                Strategy           Strategy        Growth &        Strategy
RANGES OF COMBINED DIRECT                     Aggressive             Growth          Income          Income
AND INDIRECT EXPENSE RATIOS                   Allocation         Allocation      Allocation      Allocation
AS A PERCENTAGE OF AVERAGE NET ASSETS(1)            Fund               Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------
                                           1.49% to 2.48%     1.42% to 2.28%  1.42% to 2.12%  1.69% to 2.20%
-----------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees during the current fiscal year so that total operating expenses for each fund do not exceed 0.40%. Taking these waivers into account, the ranges of combined direct and indirect expense ratios would be 0.79% to 1.79% for Strategy Aggressive Allocation Fund, 0.80% to 1.68% for Strategy Growth Allocation Fund, 0.87% to 1.55% for Strategy Growth & Income Allocation Fund, and 0.94% to 1.38% for Strategy Income Allocation Fund. Waivers may be discontinued at any time.

                            8 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

FUND SUMMARIES

FEES AND EXPENSES CONTINUED

 ------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                                      Strategy
                  Strategy          Strategy          Growth &          Strategy
                Aggressive            Growth           Income            Income
           Allocation Fund   Allocation Fund   Allocation Fund   Allocation Fund
--------------------------------------------------------------------------------
 1 year             $  201            $  188            $  180            $  198
 3 years            $  622            $  582            $  558            $  611
 5 years            $1,068            $1,001            $  961            $1,050
10 years            $2,307            $2,169            $2,087            $2,270


UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2002.(1)

Underlying Fund                                                   Expense Ratio
-------------------------------------------------------------------------------
Equity Income Fund                                                         0.95%
Equity Index Fund                                                          0.55%
Large Cap Growth Opportunities Fund                                        0.97%
Large Cap Select Fund                                                      1.00%
Large Cap Value Fund                                                       0.95%
Mid Cap Growth Opportunities Fund                                          1.01%
Mid Cap Index Fund                                                         0.58%
Mid Cap Value Fund                                                         1.01%
Small Cap Growth Opportunities Fund                                        1.72%
Small Cap Index Fund                                                       0.84%
Small Cap Select Fund                                                      1.00%
Small Cap Value Fund                                                       1.01%
Real Estate Securities Fund                                                1.07%
Technology Fund                                                            1.45%
International Fund                                                         1.41%
Core Bond Fund                                                             0.78%
High Income Bond Fund                                                      1.27%
Prime Obligations Fund                                                     0.51%

(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.90%; Equity Index Fund, 0.37%; Large Cap Growth Opportunities Fund, 0.90%; Large Cap Select Fund, 0.90%; Large Cap Value Fund, 0.90%; Mid Cap Growth Opportunities Fund, 0.95%; Mid Cap Index Fund, 0.50%; Mid Cap Value Fund, 0.95%; Small Cap Growth Opportunities Fund, 1.68%; Small Cap Index Fund, 0.68%; Small Cap Select Fund, 0.96%; Small Cap Value Fund, 0.98%; Real Estate Securities Fund, 0.98%; Technology Fund, 0.98%; International Fund, 1.35%; Core Bond Fund, 0.70%; High Income Bond Fund, 0.75%; and Prime Obligations Fund, 0.48%. Fee waivers may be discontinued at any time, except in the case of Prime Obligations Fund, for which there is a contractual fee waiver in place until September 30, 2003.

                            9 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different share classes. This prospectus offers Class S shares. Class A, Class B, Class C, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o    a front-end sales charge determined by the amount of your purchase.

o    annual shareholder servicing (12b-1) fees of 0.25%.

o    reduced sales charges for larger purchases.

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.

o    annual distribution and shareholder servicing (12b-1) fees of 1.00%.

o automatic conversion to Class A shares eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES. Class C shares have:

o    a front-end sales charge of 1.00%.

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase.

o    annual distribution and shareholder servicing (12b-1) fees of 1.00%.

CLASS S SHARES. Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. See "Fund Summaries - Fees and Expenses" and "Compensation Paid to Financial Institutions."

CLASS Y SHARES. Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Emerging Markets Fund, International Fund, and Strategic Income Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of these underlying funds' shares may change on days when you will not be able to purchase or redeem your fund shares.

                           10 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased or sold on any day when the New York Stock Exchange is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

--------------------------------------------------------------------------------
COMPENSATION PAID TO FINANCIAL INSTITUTIONS

The fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your investment professional or financial institution for providing ongoing services to your account. The advisor, the administrator, or the distributor may pay additional fees to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional's or financial institution's customers.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


                           11 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

                           12 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2002, U.S. Bancorp Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.25% of the fund's average daily net assets. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.

                                                                   Advisory fee
                                                                      as a % of
                                                                  average daily
                                                                     net assets
-------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND                                        0.00%
STRATEGY GROWTH ALLOCATION FUND                                            0.00%
STRATEGY GROWTH & INCOME ALLOCATION FUND                                   0.00%
STRATEGY INCOME ALLOCATION FUND                                            0.00%
-------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

UNDERLYING FUND SUB-ADVISOR

CLAY FINLAY INC.
200 PARK AVENUE
NEW YORK, NEW YORK 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2002, Clay Finlay had more than $5.1 billion in assets under management.

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives shareholder servicing fees, and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the underlying funds pay fees to U.S. Bancorp

                           13 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

MANAGEMENT CONTINUED

Asset Management which are equal to 25% of the funds' income from these securities lending transactions. The funds also pay an administrative fee equal to 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the underlying funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.




                           14 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The funds' investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.




                           15 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS

The objectives, main investment strategies, and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 800 677-FUND.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o    the ability to pay above average dividends.

o    the ability to finance expected growth.

o    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The main risks of investing in Equity Income Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
EQUITY INDEX FUND

OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

                           16 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

MAIN RISKS

The main risks of investing in Equity Index Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

                           17 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP SELECT FUND

OBJECTIVE

Large Cap Select Fund's objective is capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Select invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $209 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.

In selecting value stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market,

o    exhibit good or improving fundamentals,

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.

In selecting growth stocks, the fund's advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings,

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           18 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the original date of this prospectus, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The main risks of investing in Large Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index (S&P 400 Index). This index measures the performance of 400 selected common stocks representing the middle capitalization segment of the U.S. stock market. As of the original date of this prospectus, market capitalizations of companies in the S&P 400 Index ranged from approximately $48 million to $7.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

                           19 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP INDEX FUND

OBJECTIVE

Mid Cap Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P 400 Index).

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged, capitalization weighted index consisting of 400 stocks chosen for market size, liquidity, and industry group representation that represents the mid range sector of the U.S. stock market. As of the original date of this prospectus, market capitalizations of companies in the S&P 400 Index ranged from approximately $48 million to $7.2 billion.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.

Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 400 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to

                           20 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FAILURE TO MATCH PERFORMANCE OF S&P 400 INDEX. The fund's ability to replicate the performance of the S&P MidCap 400 Index may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P MidCap 400 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
MID CAP VALUE FUND

OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $163 million to $11.4 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

MAIN RISKS

The main risks of investing in Mid Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures

                           21 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES FUND

OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund's total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISK OF SELLING SECURITIES SHORT. If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund "closes out" the short position (by acquiring the security in the open market). The fund's risk of loss also increases if the fund is not able to "close out" the short position at any particular time or at an acceptable price.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           22 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND

OBJECTIVE

Small Cap Index Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the Russell 2000 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FAILURE TO MATCH PERFORMANCE OF RUSSELL 2000 INDEX. The fund's ability to replicate the performance of the Russell 2000 Index may be affected by, among other things, changes in securities markets, the manner in which Russell calculates the performance of the Russell 2000 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP SELECT FUND

OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of the original date of this prospectus, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $23 million to $2.6 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    strong competitive position.

o    strong management.

                           23 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

o    sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the original date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

MAIN RISKS

The main risks of investing in Small Cap Value Fund include:

                           24 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND

OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

MAIN RISKS

The main risks of investing in Real Estate Securities Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           25 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
TECHNOLOGY FUND

OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o    inexpensive computing power, such as personal computers.

o    improved methods of communications, such as satellite transmission.

o    technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, health care, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit positive cash flow, a strong competitive position, strong, ongoing relationships with its customers, above-average growth in revenues, and a sound balance sheet. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

                           26 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
INTERNATIONAL FUND

OBJECTIVE

International Fund has an objective of long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o    that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share, and strength of management.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

MAIN RISKS

The main risks of investing in International Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           27 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
CORE BOND FUND

OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

o    mortgage- and asset-backed securities.

o    corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

MAIN RISKS

The main risks of investing in Core Bond Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
HIGH INCOME BOND FUND

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

                           28 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

MAIN INVESTMENT STRATEGIES

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

RISKS OF HIGH-YIELD SECURITIES. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called "high-yield" securities or "junk bonds." High-yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or a high profile default.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

LIQUIDITY AND PRICING RISK. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund's board of directors.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

                           29 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o    commercial paper.

o    non-convertible corporate debt securities.

o    loan participation interests.

o    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

                           30 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal periods ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal year ended September 30, 1998, has been audited by other auditors.

STRATEGY AGGRESSIVE ALLOCATION FUND

                                                                               Fiscal year ended September 30,
                                                                  2002(1)      2001(1)       2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $   8.59     $  13.93     $  12.36     $  11.11     $  12.58
                                                                 --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                               0.06         0.10         0.14         0.14          0.20
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    (1.34)       (3.16)        2.62         2.05        (1.42)
                                                                 --------     --------     --------     --------     --------
 Total From Investment Operations                                   (1.28)       (3.06)        2.76         2.19        (1.22)
                                                                 --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from net investment income)                             (0.07)       (0.09)       (0.14)       (0.14)       (0.20)
 Distributions (from capital gains)                                 (0.24)       (2.19)       (1.05)       (0.80)       (0.05)
                                                                 --------     --------    ---------    ---------     --------
 Total Distributions                                                (0.31)       (2.28)       (1.19)       (0.94)       (0.25)
                                                                 --------     --------    ---------    ---------     --------
Net Asset Value, End of Period                                   $   7.00     $   8.59    $   13.93     $  12.36     $  11.11
                                                                 ========     ========     ========     ========     ========
Total Return(2)                                                    (15.65)%     (25.77)%      23.38%       20.54%      (9.85)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $    772     $      -    $  88,837    $  67,013     $ 62,635
Ratio of Expenses to Average Net Assets(3)                           0.40%        0.40%        0.34%        0.28%        0.25%
Ratio of Net Investment Income to Average Net Assets                 0.76%        0.93%        1.00%        1.20%        1.66%
Ratio of Expenses to Average Net Assets (excluding waivers)(3)       0.95%        0.82%        0.75%        0.86%        0.87%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                0.121%        0.51%        0.59%        0.62%        1.04%
Portfolio Turnover Rate                                                18%          27%          43%          39%         152%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(3) Expense ratios do not include expenses of the underlying funds.

                           31 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY GROWTH ALLOCATION FUND

                                                                               Fiscal year ended September 30,
                                                                  2002(1)      2001(1)       2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $   9.01     $  13.21     $  11.85     $  11.05     $  12.12
                                                                 --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                               0.14         0.20         0.25         0.25         0.28
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    (1.23)       (2.54)        2.00         1.49        (0.98)
                                                                 --------     --------     --------     --------     --------
 Total From Investment Operations                                   (1.09)       (2.34)        2.25         1.74        (0.70)
                                                                 --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from net investment income)                             (0.15)       (0.18)       (0.25)       (0.25)       (0.28)
 Distributions (from capital gains)                                 (0.36)       (1.68)       (0.64)       (0.69)       (0.09)
                                                                 --------     --------     --------     --------     --------
 Total Distributions                                                (0.51)       (1.86)       (0.89)       (0.94)       (0.37)
                                                                 --------     --------     --------     --------     --------
Net Asset Value, End of Period                                   $   7.41     $   9.01     $  13.21     $  11.85     $  11.05
                                                                 ========     ========     ========     ========     ========
Total Return(2)                                                    (13.10)%     (20.22)%      19.66%       16.31%       (5.95)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $    643     $      -     $109,004     $ 88,213     $ 65,656
Ratio of Expenses to Average Net Assets(3)                           0.40%        0.40%        0.34%        0.28%        0.25%
Ratio of Net Investment Income to Average Net Assets                 1.67%        1.87%        1.93%        2.05%        2.33%
Ratio of Expenses to Average Net Assets (excluding waivers)(3)        0.8%        0.81%        0.74%        0.85%        0.89%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 1.19%        1.46%        1.53%        1.48%        1.69%
Portfolio Turnover Rate                                                22%          26%          42%          34%         143%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(3) Expense ratios do not include expenses of the underlying funds.


STRATEGY GROWTH & INCOME ALLOCATION FUND

                                                                               Fiscal year ended September 30,
                                                                  2002(1)      2001(1)       2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $   9.02     $  12.02     $  11.51     $  11.08     $  11.76
                                                                 --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                               0.21         0.29         0.33         0.32         0.35
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    (1.03)       (1.84)        1.31         1.05        (0.59)
                                                                 --------     --------     --------     --------     --------
 Total From Investment Operations                                   (0.82)       (1.55)        1.64         1.37        (0.24)
                                                                 --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from net investment income)                             (0.25)       (0.26)       (0.34)       (0.32)       (0.35)
 Distributions (from capital gains)                                 (0.31)       (1.19)       (0.79)       (0.62)       (0.09)
                                                                 --------     --------     --------     --------     --------
 Total Distributions                                                (0.56)       (1.45)       (1.13)       (0.94)       (0.44)
                                                                 --------     --------     --------     --------     --------
Net Asset Value, End of Period                                   $   7.64     $   9.02     $  12.02     $  11.51     $  11.08
                                                                 ========     ========     ========     ========     ========
Total Return(2)                                                    (10.00)%     (14.40)%      14.88%       12.81%       (2.18)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $  1,007     $      -     $233,427     $209,229     $207,907
Ratio of Expenses to Average Net Assets(3)                           0.40%        0.40%        0.34%        0.28%        0.25%
Ratio of Net Investment Income to Average Net Assets                 2.62%        2.79%        2.83%        2.83%        3.05%
Ratio of Expenses to Average Net Assets (excluding waivers)(3)       0.83%        0.79%        0.70%        0.79%        0.82%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 2.19%        2.40%        2.47%        2.32%        2.48%
Portfolio Turnover Rate                                                20%          32%          46%          41%         158%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(3) Expense ratios do not include expenses of the underlying funds.

                           32 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

STRATEGY INCOME ALLOCATION FUND

                                                                               Fiscal year ended September 30,
                                                                  2002(1)      2001(1)        2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  10.19     $  10.48     $  10.48     $  11.23     $  10.82
                                                                 --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                               0.41         0.49         0.50         0.53         0.50
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    (0.69)       (0.33)        0.22        (0.40)        0.43
                                                                 --------     --------     --------     --------     --------
 Total From Investment Operations                                   (0.28)        0.16         0.72         0.13         0.93
                                                                 --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from net investment income)                             (0.43)       (0.45)       (0.49)       (0.53)       (0.50)
 Distributions (from capital gains)                                     -            -        (0.23)       (0.35)       (0.02)
 Return of Capital                                                  (0.01)           -            -            -            -
                                                                 --------     --------     --------     --------     --------
 Total Distributions                                                (0.44)       (0.45)       (0.72)     (0.88)         (0.52)
                                                                 --------     --------     --------     --------     --------
Net Asset Value, End of Period                                   $   9.47     $  10.19     $  10.48     $  10.48     $  11.23
                                                                 ========     ========     ========     ========     ========
Total Return(2)                                                     (2.84)%       1.54%        7.18%        1.13%        8.72%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $    714    $       -    $  54,138    $  83,302     $116,779
Ratio of Expenses to Average Net Assets(3)                           0.40%        0.40%        0.33%        0.28%        0.25%
Ratio of Net Investment Income to Average Net Assets                 4.26%        4.71%        4.81%        4.83%        4.63%
Ratio of Expenses to Average Net Assets (excluding waivers)(3)       1.04%        0.92%        0.77%        0.83%        0.84%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.62%        4.19%        4.37%        4.28%        4.04%
Portfolio Turnover Rate                                                23%          30%          69%          21%         106%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was based on average shares outstanding throughout the period.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(3) Expense ratios do not include expenses of the underlying funds.

                           33 PROSPECTUS - First American Asset Allocation Funds
                                           Class S Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSTRATS  3/03

SEC file number: 811-05309

[LOGO] FIRST AMERICAN FUNDS(TM)